Stock-Based Compensation- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares available for future grants	679,000
Weighted-average grant-date fair value of stock options granted	$ 1.7	$ 2.58
Total unrecognized compensation cost related to unvested stock options	$ 1,341
Unrecognized compensation remaining weighted average period	1 year 8 months 26 days
2018 Plan [Member]
Shares of common stock designated for issuance	4,439,478	4,439,478
Shares available for future grants	216,167	170,276